Amplify CWP Growth & Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Communication Services - 13.2%
Alphabet, Inc. - Class A	176,904	$ 63,220,183
Meta Platforms, Inc. - Class A	39,979	22,519,771
Netflix, Inc. (a)	141,920	10,133,088
Space Exploration Technologies Corp. - Class A (a)(b)	6,926	1,183,376
		97,056,418

Consumer Discretionary - 10.6%
Amazon.com, Inc. (a)	150,580	35,889,237
Hasbro, Inc.	128,685	10,628,094
Tesla, Inc. (a)	73,277	30,820,306
		77,337,637

Consumer Staples - 7.0%
Altria Group, Inc.	185,972	13,380,686
Coca-Cola Co. (c)	176,040	14,306,771
Costco Wholesale Corp. (c)	12,288	11,495,055
Walmart, Inc. (c)	107,177	12,138,867
		51,321,379

Energy - 0.5%
SLB Ltd.	76,550	3,558,809

Financials - 3.5%
Allstate Corp. (c)	50,836	12,095,918
Visa, Inc. - Class A	39,821	13,662,187
		25,758,105

Health Care - 7.6%
AbbVie, Inc.	59,552	14,985,665
Amgen, Inc. (c)	41,762	15,122,855
Eli Lilly & Co.	21,353	25,611,429
		55,719,949

Industrials - 4.4%
Caterpillar, Inc.	9,000	9,584,100
GE Vernova, Inc.	6,056	7,114,952
Rocket Lab Corp. (a)	45,476	4,622,636
RTX Corp. (c)	58,600	11,118,178
		32,439,866

Information Technology - 46.3% (d)
Advanced Micro Devices, Inc. (a)	44,725	25,981,200
Apple, Inc.	244,678	70,800,026
Applied Materials, Inc.	13,854	10,016,442
Broadcom, Inc.	81,130	30,646,857
Cisco Systems, Inc.	136,408	16,022,484
Intel Corp. (a)	91,108	12,721,410
Lam Research Corp.	35,558	15,408,348
Micron Technology, Inc.	19,008	21,940,744
Microsoft Corp.	127,726	47,644,353
NVIDIA Corp.	323,786	64,786,341

Palantir Technologies, Inc. - Class A (a)	57,444		6,701,991
Palo Alto Networks, Inc. (a)	24,185		8,247,569
Sandisk Corp. (a)	3,805		8,651,543
			339,569,308

Materials - 2.1%
Linde PLC	14,184		7,360,645
Steel Dynamics, Inc. (c)	33,702		7,733,261
			15,093,906

Utilities - 0.5%
Exelon Corp.	77,841		3,628,947
TOTAL COMMON STOCKS (Cost $594,530,039)			701,484,324

AFFILIATED EXCHANGE TRADED FUNDS - 2.5%	Shares		Value
Amplify Samsung SOFR ETF (e)	183,691		18,392,980
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $18,427,384)			18,392,980

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.4%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (f)	17,659,309		17,659,309
TOTAL MONEY MARKET FUNDS (Cost $17,659,309)			17,659,309

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (f)	1,133,137		1,133,137
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,133,137)			1,133,137

TOTAL INVESTMENTS - 100.8% (Cost $631,749,869)			738,669,750
Liabilities in Excess of Other Assets - (0.8)%		(0.00785)	(5,751,141)
TOTAL NET ASSETS - 100.0%			$ 732,918,609

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $1,155,868.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Amplify CWP Growth & Income ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (0.6)%	Notional Amount	Contracts	Value
Call Options - (0.6)% (a)(b)
Allstate Corp., Expiration: 07/17/2026; Exercise Price: $230.00	$ (5,948,500)	(250)	$ (263,750)
Amgen, Inc., Expiration: 07/02/2026; Exercise Price: $335.00	(3,874,684)	(107)	(294,517)
Coca-Cola Co., Expiration: 07/02/2026; Exercise Price: $78.00	(5,485,725)	(675)	(217,688)
Costco Wholesale Corp., Expiration: 07/02/2026; Exercise Price: $950.00	(5,612,820)	(60)	(12,600)
NASDAQ 100 Index, Expiration: 07/17/2026; Exercise Price: $29,450.00	(90,829,050)	(30)	(3,552,000)
RTX Corp., Expiration: 07/02/2026; Exercise Price: $185.00	(3,851,519)	(203)	(107,590)
Steel Dynamics, Inc., Expiration: 07/17/2026; Exercise Price: $250.00	(3,717,252)	(162)	(40,095)
Walmart, Inc., Expiration: 07/02/2026; Exercise Price: $117.00	(5,629,022)	(497)	(4,225)
TOTAL WRITTEN OPTIONS (Premiums received $4,441,467)			$ (4,492,465)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify CWP Growth & Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 701,484,324	$ –	$ –	$ 701,484,324
Affiliated Exchange Traded Funds	18,392,980	–	–	18,392,980
Money Market Funds	17,659,309	–	–	17,659,309
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	1,133,137
Total Investments	$ 737,536,613	$ –	$ –	$ 738,669,750

Liabilities:
Investments:
Written Options	$ –	$ (4,492,465)	$ –	$ (4,492,465)
Total Investments	$ –	$ (4,492,465)	$ –	$ (4,492,465)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Amplify CWP Growth & Income ETF - Transactions with Affiliates
	Value as of September 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Amplify Samsung SOFR ETF	$ –	$ 25,293,867	$ (6,856,938)	$ (9,545)	$ (34,404)	$ 18,392,980	183,691	$ 415,445	$ –
	$ –	$ 25,293,867	$ (6,856,938)	$ (9,545)	$ (34,404)	$ 18,392,980	183,691	$ 415,445	$ –